Events after the reporting date (Details)					1 Months Ended	12 Months Ended
	Mar. 31, 2025 USD ($)	Feb. 05, 2025 $ / shares	Jan. 31, 2025 USD ($)	Jan. 15, 2025 USD ($)	Jan. 31, 2025 shares $ / shares	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Feb. 28, 2025 USD ($)
Vessel Subsidiaries [Abstract]
Borrowings | $						$ 409,424,000	$ 428,726,000
Gain on sale of vessels | $						$ 0	$ 0	$ 19,513,000
Share Transactions [Member]
Restricted Shares [Abstract]
Number of shares, awarded (in shares) | shares					300,000
Number of shares, vesting in year one (in shares) | shares					67,500
Number of shares, vesting in year two (in shares) | shares					67,500
Number of shares, vesting in year three (in shares) | shares					48,750
Number of shares, vesting in year four (in shares) | shares					67,500
Number of shares, vesting subject to certain market conditions (in shares) | shares					48,750
Number of shares, vesting in year one to four (in shares) | shares					251,250
Estimated fair value of share at grant date subject to certain market conditions (in dollars per share) | $ / shares					$ 9.12
Estimated fair value of share at grant date (in dollars per share) | $ / shares					$ 9.33
Share Transactions [Member] | Board of Directors [Member]
Restricted Shares [Abstract]
Number of shares, awarded (in shares) | $ / shares					150,000
Estimated fair value of share at grant date (in dollars per share) | $ / shares					$ 9.33
Dividend Declared for Q1 [Member]
Dividend [Abstract]
Dividend declare date		Feb. 05, 2025
Dividend declared (in dollars per share) | $ / shares		$ 0.17
Dividends payable date		Feb. 25, 2025
Dividend record date		Feb. 18, 2025
Total dividend payment | $									$ 27,300,000
Subsequent Events [Member] | DHT Scandinavia [Member]
Vessel Subsidiaries [Abstract]
Borrowings | $				$ 0
Gain on sale of vessels | $				$ 19,800,000
Subsequent Events [Member] | DHT China [Member]
Vessel Subsidiaries [Abstract]
Time charter contract period			1 year
Time charter rate | $			$ 40,000
Subsequent Events [Member] | DHT Tiger [Member]
Vessel Subsidiaries [Abstract]
Time charter contract period	1 year
Time charter rate | $	$ 52,500